Mortgage Loans on Real Estate (Rollforward of Valuation Allowance on Mortgage Loan Portfolios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning allowance balance	$ (24,024)	$ (31,029)
Charge-offs	501	0
Recoveries	1,677	0
Change in provision for credit losses	(15,126)	7,005
Ending allowance balance	(36,972)	(24,024)
Commercial Mortgage Loans
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning allowance balance	(17,926)	(25,529)
Charge-offs	501	0
Recoveries	1,677	0
Change in provision for credit losses	(6,680)	7,603
Ending allowance balance	(22,428)	(17,926)
Agricultural Mortgage Loans
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning allowance balance	(519)	(2,130)
Charge-offs	0	0
Recoveries	0	0
Change in provision for credit losses	(502)	1,611
Ending allowance balance	(1,021)	(519)
Residential Mortgage Loans
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning allowance balance	(5,579)	(3,370)
Charge-offs	0	0
Recoveries	0	0
Change in provision for credit losses	(7,944)	(2,209)
Ending allowance balance	$ (13,523)	$ (5,579)